UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 01899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28(9)
Date of reporting period:	02/28/19

FORM N-CSR

Item 1.             Reports to Stockholders.

Dreyfus Research Growth Fund, Inc.

ANNUAL REPORT February 28, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Research Growth Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Research Growth Fund, Inc., covering the 12-month period from March 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

At the beginning of the reporting period, markets experienced volatility as global growth trends diverged and geopolitical pressures worried investors. Developed economies outside of the U.S. softened while the U.S. economy continued to grow at a healthy rate. Volatility quickly subsided, and robust growth and strong corporate earnings supported U.S. stock returns throughout the summer while other developed markets continued to decline.

A broad sell-off started in October, partly due to heightened concerns about interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled the first half of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices throughout the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from March 1, 2018 through February 28, 2019, as provided by Elizabeth Slover, Barry Mills, and David Sealy, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended February 28, 2019, Dreyfus Research Growth Fund, Inc.’s Class A shares produced a total return of 10.24%, Class C shares returned 9.40%, Class I shares returned 10.54%, Class Y shares returned 10.49%, and Class Z shares returned 10.46%.1 In comparison, the fund’s benchmark, the Russell 1000® Growth Index (the “Index”), produced a total return of 6.62% over the same period.2

Stocks gained ground during the reporting period amid continued economic expansion, rising corporate earnings, and supportive U.S. government policies. The fund outperformed its benchmark, largely due to allocations and security selection in the information technology, health care, energy and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund may invest up to 25% of its assets in foreign securities.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise. These analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the head of the core research team, determine the fund’s allocations among market sectors. The fund’s portfolio is structured so that its sector weightings generally are similar to those of the Index.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

Stocks Gained Amid Trade Tensions and Slowdown Concerns

Equity markets continued to benefit during the reporting period from a strong U.S. economy, healthy earnings, and the federal government’s business-friendly policies. Although the market dipped early in the reporting period, a steady economic environment and ongoing tailwinds from the corporate tax cut drove the Index to new highs. While trade tensions continued to cause concern, some progress on this front eased worries during the reporting period.

The market’s advance was further supported by well-telegraphed implementation of monetary policy. Although rising interest rates historically have tended to undermine investor sentiment toward stocks, the Federal Reserve Board’s gradual approach to raising short-term interest rates was received calmly.

Positive U.S. economic data continued to materialize as the reporting period progressed, but the market’s advance was limited by concerns related to tariffs imposed by the U.S. government on Chinese imports, followed by Chinese retaliation and the threat of additional tariffs.

Growing concerns about a softening global economy, weaker growth in earnings and ongoing trade tensions led to a sell-off early in December. But when the Federal Reserve backed off its aggressive tightening stance after its mid-December meeting, stocks rebounded quickly, and gains persisted into 2019.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In this environment, growth stocks substantially outperformed value-oriented stocks, and large caps surpassed small caps despite greater exposure to global markets affected by a strong U.S. dollar and by trade tensions.

Stock Selection Enhanced Gains

The fund participated fully in the market’s rise, and its asset allocation and stock selection strategies enhanced performance. Overweights and stock selection in information technology, health care, and energy benefited performance, as did stock selection in industrials. In the information technology sector, ServiceNow, a cloud computing company, benefited from strong sales growth while Fortinet, a cybersecurity firm, posted strong gains on improved market share, and Salesforce.com advanced on better-than-expected sales and earnings due in part to the acquisition of MuleSoft, a company that supports application networks. In the health care sector, notable outperformers included Boston Scientific, which has increased its market share in the vascular health segment, and WellCare Health Plans, a service provider, which acquired another provider, Meridian, which is expected to be accretive to earnings. In industrials, contributors to performance included Honeywell International and Union Pacific, both of which benefited from strong execution.

On the downside, a position in the communication services sector, Activision Blizzard, a video gaming company, detracted from performance due to difficulties with recent product launches. In addition, Charter Communications, was impacted by first-quarter subscription weakness as well as the launch of 5G by telecom competitors, as this could limit future price increases. Facebook also hindered the fund’s performance, as it has faced concerns about users’ privacy and slowing user growth. The fund’s failure to own any stocks in the real estate sector also hurt relative returns.

Positioned to Potentially Benefit from Moderating Economic Fundamentals

We continue to monitor a variety of risks, including the potential for slowing earnings growth and the status of trade conflicts as well as other geopolitical developments that could derail global economic growth or otherwise put pressure on markets. We also are attentive to a potential shift in investor perceptions about the value of growth stocks.

We believe macroeconomic trends could moderate in 2019. We have positioned the fund to potentially benefit from this environment by allocating a relatively large percentage of assets to the health care sector while equal weighting the information technology, communication services and consumer staples sectors, and underweighting industrials and consumer discretionary.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. It does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through June 30, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

FUND PERFORMANCE (Unaudited)

Comparison of change in value of a $10,000 investment in Class A shares, Class C shares, Class I shares, and Class Z shares of Dreyfus Research Growth Fund, Inc. with a hypothetical investment of $10,000 in the Russell 1000® Growth Index (the “Index”).

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $10,000 investment made in Class A shares, Class C shares, Class I shares, and Class Z shares of Dreyfus Research Growth Fund, Inc. on 2/28/09 to a hypothetical investment of $10,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

FUND PERFORMANCE (Unaudited) (continued)

Comparison of change in value of a $1,000,000 investment in Class Y shares of Dreyfus Research Growth Fund, Inc. with a hypothetical investment of $1,000,000 in the Russell 1000® Growth Index (the “Index”).

† Source: Lipper Inc.

†† The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a hypothetical $1,000,000 investment in Class Y shares of Dreyfus Research Growth Fund, Inc. on 2/28/09 to a hypothetical investment $1,000,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the graph above takes into account all applicable fees and expenses of the fund’s Class Y shares. The Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 2/28/19
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	9/30/08	3.89%	8.51%	16.24%
without sales charge	9/30/08	10.24%	9.80%	16.93%
Class C shares
with applicable redemption charge †	9/30/08	8.49%	8.99%	15.99%
without redemption	9/30/08	9.40%	8.99%	15.99%
Class I shares	9/30/08	10.54%	10.10%	17.24%
Class Y shares	7/1/13	10.49%	10.13%	17.17%††
Class Z shares	2/4/72	10.46%	10.04%	17.22%
Russell 1000® Growth Index		6.62%	12.63%	18.19%

†  The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

††  The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to dreyfus.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graphs and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Growth Fund, Inc. from September 1, 2018 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.02	$8.66	$3.80	$3.80	$4.14
Ending value (after expenses)	$965.40	$962.00	$966.70	$966.60	$966.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.16	$8.90	$3.91	$3.91	$4.26
Ending value (after expenses)	$1,019.69	$1,015.97	$1,020.93	$1,020.93	$1,020.58

† Expenses are equal to the fund’s annualized expense ratio of 1.03% for Class A, 1.78% for Class C, .78% for Class I, .78% for Class Y and .85% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 28, 2019

Description	Shares		Value ($)
Common Stocks - 97.0%
Capital Goods - 6.7%
Fortive	360,448		29,401,743
Honeywell International	219,757		33,857,961
Raytheon	135,453		25,261,985
United Technologies	187,700		23,588,259
			112,109,948
Commercial & Professional Services - 2.2%
Cintas	88,595		18,303,727
CoStar Group	40,872	[a]	18,700,166
			37,003,893
Consumer Durables & Apparel - .5%
PVH	79,300		9,106,812
Consumer Services - 3.9%
Chipotle Mexican Grill	39,590	[a]	24,052,113
Las Vegas Sands	223,941		13,756,696
McDonald's	147,763		27,164,750
			64,973,559
Diversified Financials - 1.3%
Ameriprise Financial	164,718		21,681,830
Energy - .8%
Marathon Petroleum	202,767		12,573,582
Food & Staples Retailing - 2.1%
Costco Wholesale	81,906		17,916,118
Walmart	171,080		16,935,209
			34,851,327
Food, Beverage & Tobacco - 2.6%
Monster Beverage	225,868	[a]	14,417,154
PepsiCo	255,401		29,534,572
			43,951,726
Health Care Equipment & Services - 9.8%
Align Technology	47,502	[a]	12,301,593
Anthem	39,837		11,980,181
Becton Dickinson and Co.	47,372		11,785,680
Boston Scientific	731,722	[a]	29,356,687
Danaher	150,506		19,117,272
Edwards Lifesciences	80,390	[a]	13,609,223
UnitedHealth Group	137,673		33,347,154
Varian Medical Systems	104,134	[a]	13,991,444
WellCare Health Plans	71,123	[a]	18,035,370
			163,524,604
Household & Personal Products - .8%
Procter & Gamble	132,582		13,065,956

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Insurance - 1.9%
Progressive	433,757		31,620,885
Materials - 1.7%
Linde	165,858	[b]	28,733,240
Media & Entertainment - 9.1%
Activision Blizzard	320,738		13,515,899
Alphabet, Cl. C	75,966	[a]	85,075,843
Netflix	150,417	[a]	53,864,328
			152,456,070
Pharmaceuticals Biotechnology & Life Sciences - 6.4%
Biogen	35,509	[a]	11,647,307
BioMarin Pharmaceutical	132,906	[a,b]	12,394,814
Eli Lilly & Co.	246,789		31,166,983
Illumina	42,550	[a]	13,308,364
Merck & Co.	204,597		16,631,690
Neurocrine Biosciences	97,438	[a]	7,527,086
Vertex Pharmaceuticals	72,470	[a]	13,678,713
			106,354,957
Retailing - 9.5%
Amazon.com	59,710	[a]	97,914,249
Grubhub	98,427	[a,b]	8,029,675
O'Reilly Automotive	98,133	[a]	36,501,551
Wayfair, Cl. A	93,000	[a,b]	15,408,240
			157,853,715
Semiconductors & Semiconductor Equipment - 5.4%
Broadcom	94,905		26,133,041
Microchip Technology	137,909		11,980,155
Qualcomm	350,461		18,711,113
Xilinx	261,794		32,802,788
			89,627,097
Software & Services - 22.5%
Fleetcor Technologies	73,656	[a]	17,182,472
HubSpot	81,468	[a]	13,717,582
International Business Machines	238,625		32,961,271
Microsoft	753,625		84,428,609
Palo Alto Networks	86,755	[a]	21,365,154
PayPal Holdings	319,456	[a]	31,329,050
Salesforce.com	198,870	[a]	32,545,075
ServiceNow	97,503	[a]	23,346,118
Splunk	116,971	[a]	15,894,019
SS&C Technologies Holdings	300,588		18,510,209
Teradata	296,239	[a]	14,329,080
Twilio, Cl. A	148,144	[a]	18,027,643

Description		Shares		Value ($)
Common Stocks - 97.0% (continued)
Software & Services - 22.5% (continued)
Visa, Cl. A		356,165	[b]	52,755,160
				376,391,442
Technology Hardware & Equipment - 4.0%
Apple		384,748		66,619,116
Telecommunication Services - 2.7%
T-Mobile US		386,963	[a]	27,942,598
Verizon Communications		297,520		16,934,838
				44,877,436
Transportation - 2.1%
Union Pacific		210,969		35,379,501
Utilities - 1.0%
NextEra Energy		85,249		16,002,942
Total Common Stocks (cost $1,131,620,758)				1,618,759,638
	1-Day Yield (%)
Investment Companies - 2.8%
Registered Investment Companies - 2.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $47,459,791)	2.41	47,459,791	[c]	47,459,791
Total Investments (cost $1,179,080,549)		99.8%		1,666,219,429
Cash and Receivables (Net)		.2%		2,925,214
Net Assets		100.0%		1,669,144,643

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $83,392,712 and the value of the collateral held by the fund was $84,988,249, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	29.9
Health Care	16.2
Consumer Discretionary	13.9
Communication Services	11.8
Industrials	11.0
Consumer Staples	5.5
Financials	3.2
Investment Companies	2.8
Technology	2.0
Materials	1.7
Utilities	1.0
Energy	.8
99.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS

Investment Companies	Value 2/28/18 ($)	Purchases ($)	Sales ($)	Value 2/28/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	39,054,385	406,032,204	397,626,798	47,459,791	2.8	436,091
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	35,985,616	175,017,548	211,003,164	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	25,781,337	25,781,337	-	-	-
Total	75,040,001	606,831,089	634,411,299	47,459,791	2.8	436,091

†  Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2019

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $83,392,712)—Note 1(b):
Unaffiliated issuers	1,131,620,758	1,618,759,638
Affiliated issuers	47,459,791	47,459,791
Dividends and securities lending income receivable		2,283,023
Receivable for shares of Common Stock subscribed		1,562,761
Receivable for investment securities sold		1,271,341
Prepaid expenses		54,941
		1,671,391,495
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,206,830
Payable for shares of Common Stock redeemed		816,834
Directors fees and expenses payable		30,973
Accrued expenses		192,215
		2,246,852
Net Assets ($)		1,669,144,643
Composition of Net Assets ($):
Paid-in capital		1,132,281,985
Total distributable earnings (loss)		536,862,658
Net Assets ($)		1,669,144,643

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	557,596,659	34,570,092	287,625,840	306,588,259	482,763,793
Shares Outstanding	37,641,546	2,590,958	19,360,478	20,683,144	31,894,845
Net Asset Value Per Share ($)	14.81	13.34	14.86	14.82	15.14

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended February 28, 2019

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	19,371,807
Affiliated issuers	436,091
Income from securities lending—Note 1(b)	320,835
Total Income	20,128,733
Expenses:
Management fee—Note 3(a)	12,838,634
Shareholder servicing costs—Note 3(c)	2,835,684
Distribution fees—Note 3(b)	289,040
Directors’ fees and expenses—Note 3(d)	139,621
Registration fees	96,214
Professional fees	88,736
Prospectus and shareholders’ reports	61,937
Loan commitment fees—Note 2	33,026
Custodian fees—Note 3(c)	17,716
Interest expense—Note 2	2,932
Miscellaneous	44,878
Total Expenses	16,448,418
Less—reduction in expenses due to undertaking—Note 3(a)	(939,968)
Less—reduction in fees due to earnings credits—Note 3(c)	(80)
Net Expenses	15,508,370
Investment Income—Net	4,620,363
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	203,287,775
Net unrealized appreciation (depreciation) on investments	(42,703,210)
Net Realized and Unrealized Gain (Loss) on Investments	160,584,565
Net Increase in Net Assets Resulting from Operations	165,204,928

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2019	2018[a]
Operations ($):
Investment income—net	4,620,363	4,548,305
Net realized gain (loss) on investments	203,287,775	224,818,918
Net unrealized appreciation (depreciation) on investments	(42,703,210)	94,627,382
Net Increase (Decrease) in Net Assets Resulting from Operations	165,204,928	323,994,605
Distributions ($):
Distributions to shareholders:
Class A	(85,255,529)	(47,787,104)
Class C	(6,245,504)	(6,466,196)
Class I	(46,019,054)	(40,128,070)
Class Y	(52,174,738)	(30,208,767)
Class Z	(72,411,479)	(41,203,061)
Total Distributions	(262,106,304)	(165,793,198)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	19,601,590	85,250,527
Class C	4,475,015	2,783,910
Class I	67,740,974	107,570,525
Class Y	45,952,421	157,661,771
Class Z	2,483,428	1,655,471
Distributions reinvested:
Class A	80,715,052	45,050,338
Class C	3,879,200	4,821,620
Class I	38,084,609	34,143,800
Class Y	31,075,998	16,549,491
Class Z	67,573,032	38,560,296
Cost of shares redeemed:
Class A	(78,326,793)	(92,717,575)
Class C	(13,881,060)	(92,986,123)
Class I	(116,341,119)	(318,910,417)
Class Y	(97,330,548)	(75,651,941)
Class Z	(37,870,072)	(35,791,918)
Increase (Decrease) in Net Assets from Capital Stock Transactions	17,831,727	(122,010,225)
Total Increase (Decrease) in Net Assets	(79,069,649)	36,191,182
Net Assets ($):
Beginning of Period	1,748,214,292	1,712,023,110
End of Period	1,669,144,643	1,748,214,292

	Year Ended February 28,
	2019	2018[a]
Capital Share Transactions (Shares):
Class Ab,c
Shares sold	1,290,224	5,347,385
Shares issued for distributions reinvested	5,745,223	2,959,182
Shares redeemed	(5,064,327)	(6,094,485)
Net Increase (Decrease) in Shares Outstanding	1,971,120	2,212,082
Class Cb
Shares sold	337,606	197,115
Shares issued for distributions reinvested	303,848	343,329
Shares redeemed	(995,185)	(6,308,913)
Net Increase (Decrease) in Shares Outstanding	(353,731)	(5,768,469)
Class Ic
Shares sold	4,393,153	6,994,167
Shares issued for distributions reinvested	2,698,571	2,241,197
Shares redeemed	(7,489,324)	(20,205,532)
Net Increase (Decrease) in Shares Outstanding	(397,600)	(10,970,168)
Class Yc
Shares sold	3,068,693	10,047,548
Shares issued for distributions reinvested	2,204,348	1,085,716
Shares redeemed	(6,563,835)	(4,961,569)
Net Increase (Decrease) in Shares Outstanding	(1,290,794)	6,171,695
Class Zc
Shares sold	155,505	107,566
Shares issued for distributions reinvested	4,714,368	2,488,880
Shares redeemed	(2,398,355)	(2,300,733)
Net Increase (Decrease) in Shares Outstanding	2,471,518	295,713

[a]Distributions to shareholders include $1,107,611 Class I, $1,019,876 Class Y and $730,542 Class Z distributions from net investment income and $47,787,104 Class A, $6,466,196 Class C, $39,020,459 Class I, $29,188,891 Class Y and $40,472,519 Class Z distributions from net realized gains. Undistributed investment income—net was $2,634,500 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b]During the period ended February 28, 2019, 19,860 Class C shares representing $282,827 were automatically converted to 18,181 Class A shares and during the period ended February 28, 2018, 520,798 Class C shares representing $7,904,166 were automatically converted to 483,223 Class A shares.

[c]During the period ended February 28, 2019, 905 Class Z shares representing $15,749 were exchanged for 922 Class A shares, 157 Class A shares representing $2,568 were exchanged for 156 Class I shares and 103,611 Class Y shares representing $1,658,133 were exchanged for 103,417 Class I shares. During the period ended February 28, 2018, 178,636 Class Y shares representing $2,671,842 were exchanged for 178,401 Class I shares and 22,357 Class A shares representing $336,855 were exchanged for 22,312 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended February 28/29
Class A Shares	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	15.87	14.53	12.87	14.50	14.49
Investment Operations:
Investment income—net[a]	.02	.02	.03	.02	.01
Net realized and unrealized gain (loss) on investments	1.37	2.76	2.36	(.75)	1.03
Total from Investment Operations	1.39	2.78	2.39	(.73)	1.04
Distributions:
Dividends from investment income—net	(.00)[b]	-	(.02)	-	-
Dividends from net realized gain on investments	(2.45)	(1.44)	(.71)	(.90)	(1.03)
Total Distributions	(2.45)	(1.44)	(.73)	(.90)	(1.03)
Net asset value, end of period	14.81	15.87	14.53	12.87	14.50
Total Return (%)[c]	10.24	19.73	18.91	(5.52)	7.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12	1.14	1.17	1.16	1.17
Ratio of net expenses to average net assets	1.03	1.04	1.13	1.13	1.13
Ratio of net investment income to average net assets	.15	.14	.24	.14	.08
Portfolio Turnover Rate	42.75	51.59	62.74	53.69	49.29
Net Assets, end of period ($ x 1,000)	557,597	566,182	486,156	531,434	578,656

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

	Year Ended February 28/29
Class C Shares	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.64	13.59	12.15	13.84	13.98
Investment Operations:
Investment (loss)—net[a]	(.09)	(.08)	(.07)	(.08)	(.09)
Net realized and unrealized gain (loss) on investments	1.24	2.57	2.22	(.71)	.98
Total from Investment Operations	1.15	2.49	2.15	(.79)	.89
Distributions:
Dividends from net realized gain on investments	(2.45)	(1.44)	(.71)	(.90)	(1.03)
Net asset value, end of period	13.34	14.64	13.59	12.15	13.84
Total Return (%)[b]	9.40	18.95	18.04	(6.23)	6.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.84	1.88	1.91	1.90	1.91
Ratio of net expenses to average net assets	1.78	1.79	1.88	1.88	1.88
Ratio of net investment (loss) to average net assets	(.61)	(.58)	(.51)	(.61)	(.67)
Portfolio Turnover Rate	42.75	51.59	62.74	53.69	49.29
Net Assets, end of period ($ x 1,000)	34,570	43,106	118,442	118,252	135,359

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended February 28/29
Class I Shares	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	15.91	14.56	12.92	14.58	14.53
Investment Operations:
Investment income—net[a]	.06	.06	.07	.06	.05
Net realized and unrealized gain (loss) on investments	1.38	2.77	2.37	(.76)	1.04
Total from Investment Operations	1.44	2.83	2.44	(.70)	1.09
Distributions:
Dividends from investment income—net	(.04)	(.04)	(.09)	(.06)	(.01)
Dividends from net realized gain on investments	(2.45)	(1.44)	(.71)	(.90)	(1.03)
Total Distributions	(2.49)	(1.48)	(.80)	(.96)	(1.04)
Net asset value, end of period	14.86	15.91	14.56	12.92	14.58
Total Return (%)	10.54	20.07	19.25	(5.28)	7.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.86	.88	.88	.87
Ratio of net expenses to average net assets	.78	.79	.87	.86	.86
Ratio of net investment income to average net assets	.39	.40	.51	.42	.37
Portfolio Turnover Rate	42.75	51.59	62.74	53.69	49.29
Net Assets, end of period ($ x 1,000)	287,626	314,303	447,384	401,688	307,239

a Based on average shares outstanding.

See notes to financial statements.

	Year Ended February 28/29
Class Y Shares	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	15.88	14.55	12.92	14.58	14.54
Investment Operations:
Investment income—net[a]	.06	.06	.08	.07	.06
Net realized and unrealized gain (loss) on investments	1.37	2.76	2.37	(.75)	1.03
Total from Investment Operations	1.43	2.82	2.45	(.68)	1.09
Distributions:
Dividends from investment income—net	(.04)	(.05)	(.11)	(.08)	(.02)
Dividends from net realized gain on investments	(2.45)	(1.44)	(.71)	(.90)	(1.03)
Total Distributions	(2.49)	(1.49)	(.82)	(.98)	(1.05)
Net asset value, end of period	14.82	15.88	14.55	12.92	14.58
Total Return (%)	10.49	20.05	19.34	(5.16)	7.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	.79	.80	.79	.81
Ratio of net expenses to average net assets	.78	.78	.79	.79	.79
Ratio of net investment income to average net assets	.39	.38	.58	.48	.39
Portfolio Turnover Rate	42.75	51.59	62.74	53.69	49.29
Net Assets, end of period ($ x 1,000)	306,588	348,911	229,861	210,912	268,554

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended February 28/29
Class Z Shares	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	16.17	14.77	13.09	14.75	14.69
Investment Operations:
Investment income—net[a]	.05	.06	.06	.05	.04
Net realized and unrealized gain (loss) on investments	1.40	2.81	2.40	(.76)	1.05
Total from Investment Operations	1.45	2.87	2.46	(.71)	1.09
Distributions:
Dividends from investment income—net	(.03)	(.03)	(.07)	(.05)	(.00)[b]
Dividends from net realized gain on investments	(2.45)	(1.44)	(.71)	(.90)	(1.03)
Total Distributions	(2.48)	(1.47)	(.78)	(.95)	(1.03)
Net asset value, end of period	15.14	16.17	14.77	13.09	14.75
Total Return (%)	10.46	20.02	19.17	(5.31)	7.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88	.86	.93	.91	.90
Ratio of net expenses to average net assets	.85	.83	.93	.90	.90
Ratio of net investment income to average net assets	.32	.36	.44	.37	.31
Portfolio Turnover Rate	42.75	51.59	62.74	53.69	49.29
Net Assets, end of period ($ x 1,000)	482,764	475,713	430,180	389,776	441,658

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Research Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The

NOTES TO FINANCIAL STATEMENTS (continued)

fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	1,618,759,638	-	-	1,618,759,638
Investment Companies	47,459,791	-	-	47,459,791

† See Statement of Investments for additional detailed categorizations.

NOTES TO FINANCIAL STATEMENTS (continued)

At February 28, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2019, The Bank of New York Mellon earned $58,916 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2019, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended February 28, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At February 28, 2019, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,269,612, undistributed capital gains $47,726,651 and unrealized appreciation $486,866,395.

The tax character of distributions paid to shareholders during the fiscal periods ended February 28, 2019 and February 28, 2018 were as follows: ordinary income $28,351,594 and $12,862,429, and long-term capital gains $233,754,710 and $152,930,769, respectively.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes,

NOTES TO FINANCIAL STATEMENTS (continued)

including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019, was approximately $84,900 with a related weighted average annualized interest rate of 3.45%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of Class Z (excluding taxes, brokerage fees, interest expense, commitment fees on borrowings and extraordinary expenses) exceed 1 1/2% of the value of Class Z shares’ average daily net assets, Dreyfus will bear such excess expense. During the period ended February 28, 2019, there were no reimbursements pursuant to the Agreements.

In addition, Dreyfus has contractually agreed, from March 1, 2018 through June 30, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed .78% of the value of the fund’s average daily net assets. On or after June 30, 2019, Dreyfus may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $941,968 during the period ended February 28, 2019.

During the period ended February 28, 2019, the Distributor retained $11,179 from commissions earned on sales of the fund’s Class A and $1,763 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2019, Class C shares were charged $289,040 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2019, Class A, Class C and Class Z shares were charged $1,405,538, $96,347 and $351,187, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2019, the fund was charged $307,603 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2019, the fund was charged $17,716 pursuant to the custody agreement. These fees were partially offset by earnings credits of $80.

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended February 28, 2019, the fund was charged $12,782 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,023,930, Distribution Plan fees $21,349, Shareholder Services Plan fees $161,263, custodian fees $15,000, Chief Compliance Officer fees $5,254 and transfer agency fees $71,100, which are offset against an expense reimbursement currently in effect in the amount of $91,066.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2019, amounted to $721,339,055 and $979,340,758, respectively.

At February 28, 2019, the cost of investments for federal income tax purposes was $1,179,353,034; accordingly, accumulated net unrealized appreciation on investments was $486,866,395, consisting of $507,790,094 gross unrealized appreciation and $20,923,699 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of Dreyfus Research Growth Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Research Growth Fund, Inc. (the “Fund”), including the statements of investments and investments in affiliated issuers, as of February 28, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at February 28, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
April 24, 2019

IMPORTANT TAX INFORMATION (Unaudited)

The fund hereby reports 54.89% of the ordinary dividends paid during the fiscal year ended February 28, 2019 as qualifying for the corporate dividends received deduction. For the fiscal year ended February 28, 2019, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $10,580,627 represents the maximum amount that may be considered qualified dividend income. Shareholders received notification in early 2020 of the percentage applicable to the preparation of their 2019 income tax returns. The fund also hereby reports $.2196 per share as a short-term capital gain distribution and $.7359 per share as a long-term capital gain distribution paid on June 22, 2018 and also $.0221 per share as a short-term capital gain distribution and $1.4722 per share as a long-term capital gain distribution paid on December 17, 2018.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (75)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 122

———————

Peggy C. Davis (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 45

———————

David P. Feldman (79)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 31

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Gina D. France (60)

Board Member (2019)

Principal Occupation During Past 5 Years:

• Founder, President and Chief Executive Officer, France Strategic Partners, a strategy and advisory firm serving corporate clients across the United States (2003 –present)

• Corporate Director and Trustee (2004 – current)

Other Public Company Board Memberships During Past 5 Years:

• Huntington Bancshares, a bank holding company headquartered in Columbus, Ohio, Director (2016 – present)

• Cedar Fair, L.P., a publicly-traded partnership that owns and operates amusement parks and hotels in the U.S. and Canada, Director (2011 – present)

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2015 – present)

• FirstMerit Corporation, a diversified financial services company, Director (2004 – 2016)

No. of Portfolios for which Board Member Serves: 31

———————

Joan Gulley (71)

Board Member (2017)

Principal Occupation During Past 5 Years:

• PNC Financial Services Group, Inc.(1993-2014), Executive Vice President and Chief Human Resources Officer and Executive Committee Member (2008-2014)

No. of Portfolios for which Board Member Serves: 52

———————

Ehud Houminer (78)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Board of Overseers at the Columbia Business School, Columbia University (1992-present)

• Trustee, Ben Gurion University

No. of Portfolios for which Board Member Serves: 52

———————

Lynn Martin (79)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

No. of Portfolios for which Board Member Serves: 31

———————

Robin A. Melvin (55)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 99

———————

Dr. Martin Peretz (79)

Board Member (1971)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Lecturer at Harvard University (1968-2010)

No. of Portfolios for which Board Member Serves: 31

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 122 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 147 portfolios) managed by Dreyfus. She is 31 years old and has been an employee of the Manager since October 2016.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 until August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 until February 2016. She is an officer of 63 investment companies (comprised of 147 portfolios) managed by Dreyfus. She is 28 years old and has been an employee of the Manager since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, from March 2013 to December 2017, Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1990.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 2004.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015. She is an officer of 63 investment companies (comprised of 147 portfolios) managed by Dreyfus. She is 33 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1985.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 147 portfolios). He is 61 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 141 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Distributor since 1997.

For More Information

Dreyfus Research Growth Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DWOAX Class C: DWOCX Class I: DWOIX Class Y: DRYQX Class Z: DREQX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 6232AR0219

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,222 in 2018    and $35,838 in 2019.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $9,384 in 2018 and $6,807 in 2019. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2018 and $0 in 2019.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,674 in 2018 and $3,506 in 2019. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2018 and $0 in 2019.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $5,128 in 2018 and $5,232 in 2019.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2018 and $0 in 2019.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were  $29,136,713 in 2018 and $44,991,178 in 2019.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2019

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)